Investment securities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Held-to-maturity securities
Amortized cost	SFr 0	SFr 244	SFr 0	SFr 0
Available-for-sale securities
Amortized cost	3,295		2,702
Gross unrealized gains, Securities	75		90
Gross unrealized losses, Securities	0		1
Fair value	3,370	SFr 2,808	2,791	SFr 3,323
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	3,227		2,619
Gross unrealized gains, Debt securities	52		65
Gross unrealized losses, Debt securities	0		1
Fair value, Debt securities	3,279		2,683
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	274		286
Gross unrealized gains, Debt securities	22		18
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	296		304
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,766		2,020
Gross unrealized gains, Debt securities	30		47
Gross unrealized losses, Debt securities	0		1
Fair value, Debt securities	1,796		2,066
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	254		313
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	254		313
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	687		0
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	687		0
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	246		0
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	246		0
Equity securities
Available-for-sale securities
Amortized cost, Equity securities	68		83
Gross unrealized gains, Equity securities	23		25
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	91		108
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	64		73
Gross unrealized gains, Equity securities	23		25
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	87		98
Industry and all other
Available-for-sale securities
Amortized cost, Equity securities	4		10
Gross unrealized gains, Equity securities	0		0
Gross unrealized losses, Equity securities	0		0
Fair value, Equity securities	SFr 4		SFr 10